Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 1,314,067	$ 168,893	$ 1,314,067
Less: Accumulated depreciation	1,285,740	165,252	1,279,319
Net book value	28,327	3,641	34,748
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	6,968	896	6,968
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	125,835	16,173	125,835
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 1,181,264	$ 151,824	$ 1,181,264